Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event
20.	Subsequent Event

On February 13, 2013, we sold the Residual Interest in a FFELP Consolidation Loan securitization trust to a third party while retaining the servicing rights. Prior to the sale we consolidated the trust as we were the primary beneficiary of the trust. As a result of this sale, we are no longer the primary beneficiary and as a result we deconsolidated the Trust by removing from our balance sheet $3.8 billion and $3.7 billion of trust assets and liabilities, respectively.